Fair Value	12 Months Ended
Dec. 31, 2024
Text block Explanatory [Abstract]
Fair Value
37.	Fair Value
(1) Fair Value of Financial Instruments by Category
Carrying amount and fair value of financial instruments by category as of December 31, 2023 and 2024, are as follows:

(in millions of Korean won)	December 31, 2023			December 31, 2024
	Carrying amount		Fair value	Carrying amount		Fair value
Financial assets
Cash and cash equivalents	￦	2,879,554	1	￦	3,716,680	1
Trade and other receivables
Financial assets measured at amortized cost 2		8,326,229	1		7,380,901	1
Financial assets at fair value through other comprehensive income		116,198	116,198		114,774	114,774
Other financial assets
Financial assets measured at amortized cost		1,385,921	1		962,653	1
Financial assets at fair value through profit or loss		939,661	939,661		1,029,926	1,029,926
Financial assets at fair value through other comprehensive income		1,680,168	1,680,168		1,665,368	1,665,368
Derivative financial assets for hedging		159,211	159,211		445,471	445,471

Total	￦	15,486,942		￦	15,315,773

Financial liabilities
Trade and other payables	￦	8,317,822	1	￦	7,214,174	1
Borrowings		10,218,165	9,979,545		10,520,690	10,423,619
Other financial liabilities
Financial liabilities at amortized cost		915,185	1		942,135	1
Financial liabilities at fair value through profit or loss		136,106	136,106		132,011	132,011
Derivative financial liabilities for hedging purpose		24,547	24,547		3	3

Total	￦	19,611,825		￦	18,809,013

1	The Group did not conduct fair value estimation since the book amount is a reasonable approximation of the fair value.

2	Lease receivables are excluded from fair value disclosure in accordance with IFRS 7 .

(2)	Fair Value Hierarchy
To provide an indication about the reliability of the inputs used in determining fair value, the Group classifies its financial instruments into the three levels prescribed under the accounting standards. Financial instruments that are measured at fair value are categorized by the fair value hierarchy, and the defined levels are as follows:

•
Level 1: The fair value of financial instruments traded in active markets is based on quoted market prices at the end of the reporting period. The quoted market price used for financial assets held by the Group is the current bid price. These instruments are included in level 1.

•
Level 2: The fair value of financial instruments that are not traded in active markets is determined using valuation techniques which maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.

•	Level 3: If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3.
Fair value hierarchy classifications of the financial assets and financial liabilities that are measured at fair value disclosed in fair value as of December 31, 2023 and 2024, are as follows:

(in millions of Korean won)	December 31, 2023
	Level 1		Level 2		Level 3		Total
Assets
Trade and other receivables
Financial assets at fair value through other comprehensive income	￦	—	￦	116,198	￦	—	￦	116,198
Other financial assets
Financial assets at fair value through profit or loss		13,911		156,918		768,832		939,661
Financial assets at fair value through other comprehensive income		1,230,936		5,206		444,026		1,680,168
Derivative financial assets for hedging		—		159,211		—		159,211
Investment properties		—		—		5,276,169		5,276,169

Total	￦	1,244,847	￦	437,533	￦	6,489,027	￦	8,171,407

Liabilities
Borrowings	￦	—	￦	9,979,545	￦	—	￦	9,979,545
Other financial liabilities
Financial liabilities at fair value through profit or loss		—		1,545		134,561		136,106
Derivative financial liabilities for hedging purpose		—		24,547		—		24,547

Total	￦	—	￦	10,005,637	￦	134,561	￦	10,140,198

(in millions of Korean won)	December 31, 2024
	Level 1		Level 2		Level 3		Total
Assets
Trade and other receivables
Financial assets at fair value through other comprehensive income	￦	—	￦	114,774	￦	—	￦	114,774
Other financial assets
Financial assets at fair value through profit or loss		5,620		181,694		842,612		1,029,926
Financial assets at fair value through other comprehensive income		1,317,120		5,418		342,830		1,665,368
Derivative financial assets for hedging		—		445,471		—		445,471
Investment properties		—		—		6,899,105		6,899,105

Total	￦	1,322,740	￦	747,357	￦	8,084,547	￦	10,154,644

Liabilities
Borrowings	￦	—	￦	10,423,619	￦	—	￦	10,423,619
Other financial liabilities
Financial liabilities at fair value through profit or loss		—		—		132,011		132,011
Derivative financial liabilities for hedging purpose		—		3		—		3

Total	￦	—	￦	10,423,622	￦	132,011	￦	10,555,633

(3)	Transfers Between Fair Value Hierarchy Levels of Recurring Fair Value Measurements

1)	Details of transfers between Level 1 and Level 2 of the fair value hierarchy for recurring fair value measurements
There are no transfers between Level 1 and Level 2 of the fair value hierarchy for the recurring fair value measurements.

2)	Details of changes in Level 3 of the fair value hierarchy for recurring fair value measurements.

Details of changes in Level 3 of the fair value hierarchy for the recurring fair value measurements as of December 31, 2023 and 2024, are as follows:

	2023
	Financial assets						Financial liabilities
(in millions of Korean won)	Financial assets at fair value through profit or loss		Financial assets at fair value through other comprehensive income		Derivative financial assets for hedging		Financial liabilities at fair value through profit or loss
Beginning balance	￦	612,069	￦	497,129	￦	1,113	￦	141,280
Acquisition		216,838		10,267		—		—
Reclassification		26,471		(5,532)		(1,113)		(7,363)
Acquisition and disposition of businesses		252		—		—		—
Disposal		(44,323)		(6)		—		(5,205)
Amount recognized in profit or loss 1		(42,475)		(61)		—		5,849
Amount recognized in other comprehensive income 2		—		(57,771)		—		—

Ending balance	￦	768,832	￦	444,026	￦	—	￦	134,561

1	The recognition of gains and losses on derivatives financial liabilities (assets) for hedging purposes consists entirely of derivatives valuation losses.
2	The recognition of gains and losses on financial liabilities measured at fair value through profit or loss consists of derivative valuation losses.

	2024
	Financial assets						Financial liabilities
	Financial assets at fair value through profit or loss		Financial assets at fair value through other comprehensive income		Derivative financial assets for hedging		Financial liabilities at fair value through profit or loss
Beginning balance	￦	768,832	￦	444,026	￦	—	￦	134,561
Acquisition		109,198		1,011		—		—
Reclassification		51,194		(45)		—		(5,772)
Disposal		(36,663)		—		—		—
Amount recognized in profit or loss 1,		(49,949)		—		—		3,222
Amount recognized in other comprehensive income 2		—		(102,162)		—		—

Ending balance	￦	842,612	￦	342,830	￦	—	￦	132,011

1	The recognition of gains and losses on financial liabilities measured at fair value through profit or loss consists of derivative valuation gains and losses.
2	The recognition of gains and losses on financial liabilities measured at fair value through profit or loss consists of derivative valuation losses.

(4)	Valuation Technique and the Inputs
Valuation techniques and inputs used in the recurring,
non-recurring
fair value measurements and disclosed fair values categorized within Level 2 and Level 3 of the fair value hierarchy as of December 31, 2023 and 2024, are as follows:

	December 31, 2023
(in millions of Korean won)	Fair value		Level	Valuation techniques	Inputs
Assets
Trade and other receivables
Financial assets at fair value through other comprehensive income	￦	116,198	2	DCF Model	Guaranteed bond interest rate
Other financial assets
Financial assets at fair value through profit or loss		925,750	2,3	DCF Model, Adjusted Net Asset Model, Monte-Carlo Simulation	Market Interest rate, Underlying asset price
Financial assets at fair value through other comprehensive income		449,232	2,3	DCF Model, Market Approach Model	Discount rate
Derivative financial assets for hedging		159,211	2	DCF Model	Market observation discount rate, Swap interest rate
Investment properties		5,276,169	3	DCF Model
Liabilities
Borrowings	￦	9,979,545	2	DCF Model	Bond interest rate
Other financial liabilities
Financial liabilities at fair value through profit or loss		136,106	2,3	DCF Model, Binomial Option Pricing Model,	Forward exchange rate Forward interest rate
Derivative financial liabilities for hedging		24,547	2	DCF Model	Market observation discount rate

(in millions of Korean won)	December 31, 2024
	Fair value		Level	Valuation techniques	Inputs
Assets
Trade and other receivables
Financial assets at fair value through other comprehensive income	￦	114,774	2	DCF Model	Guaranteed bond interest rate
Other financial assets
Financial assets at fair value through profit or loss		1,024,306	2,3	DCF Model, Adjusted Net Asset Model, Market Approach Model T-F Model	Market Interest rate, Underlying asset price
Financial assets at fair value through other comprehensive income		348,248	2,3	DCF Model, Market Approach Model	Discount rate
Derivative financial assets for hedging		445,471	2	DCF Model	Market observation discount rate
Investment properties		6,899,105	3	DCF Model
Liabilities
Borrowings	￦	10,423,619	2	DCF Model	Bond interest rate
Other financial liabilities
Financial liabilities at fair value through profit or loss		132,011	3	Binomial Option Pricing Model,	Treasury Bond Interest rate
Derivative financial liabilities for hedging		3	2	DCF Model	Market observation discount rate

(5)	Valuation Processes for Fair Value Measurements Categorized Within Level 3
The Group uses external experts that perform the fair value measurements required for financial reporting purposes. External experts report directly to the chief financial officer (CFO) and discuss the valuation processes and results with the CFO in line with the Group’s closing dates.